Summary of Significant Accounting Policies (Details)				1 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 05, 2023 USD ($) shares	Feb. 13, 2023 USD ($)	Sep. 16, 2022 USD ($) $ / shares	May 31, 2023 USD ($) $ / shares shares	Feb. 13, 2023 shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	May 25, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Number of operating segment									1
Number of reportable segment									1
Federal deposit insurance corporation insurance limits (in Dollars)						$ 250,000,000			$ 250,000,000
Revenue percentage						10.00%			10.00%		10.00%
Cash and cash equivalents (in Dollars)						$ 40,700,000			$ 40,700,000
Working capital deficit (in Dollars)						52,000,000			52,000,000
Proceeds from acquisition of business (in Dollars)		$ 34,100,000
Common stock amount (in Dollars)			$ 50,000,000
Cash (in Dollars)						12,700,000			12,700,000
Amount of forward purchase agreement termination (in Dollars)									16,100,000
Sale of stock, consideration received on transaction (in Dollars)	$ 20,000,000
Prepaid expenses (in Dollars)											$ 5,300,000
Additional paid in capital (in Dollars)								$ 24,400,000
Transaction costs (in Dollars)									9,400,000
Sale of stock, transaction costs (in Dollars)	$ 1,400,000								1,400,000
Remaining earn out units fair value (in Dollars)						19,218,000			19,218,000
Common stock, par value (in Dollars per share) | $ / shares											$ 0.00001	$ 0.00001
Recognized change in fair value (in Dollars)						$ (36,036,000)			$ (61,066,000)
Common stock, issued (in Shares) | shares											122,505,500	122,500,000
TaxReceivableAgreementPercentOfCashTaxSavingsRequiredToBePaid						85.00%			85.00%
Description of unit split													in accordance with the amended and restated limited liability company agreement of IM, Class A Unit Interests increased by a multiple of one hundred thousand (100,000) or 1 to 100,000 unit (the “Unit Split”). The Class A members and their respective unit interests uniformly increased. Unless otherwise indicated, all share and per share amounts presented herein have been retroactively adjusted to reflect the impact of the Unit Split.
Annual goods percentage											10.00%
Accounts payable balance percentage											21.00%
Cash and cash equivalents (in Dollars)											$ 25,800,000
Working capital deficit (in Dollars)											53,500,000
Gross proceeds (in Dollars)											34,100,000
Counterparty purchase amount (in Dollars)											50,000,000
Income tax benefit (in Dollars)						$ 605,000	$ (380,000)		$ 292,000	$ (25,000)	$ (23,000)	$ 2,000
Vesting term											5 years
Intuitive Machines, LLC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Remaining earn out units fair value (in Dollars)						$ 99,700,000			$ 99,700,000
Common stock, issued (in Shares) | shares						68,150,754			68,150,754
Noncontrolling interest, ownership percentage by parent						18.80%			18.80%
Remaining interest rate						77.20%			77.20%
Intuitive Machines LLC Prior Investors [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Remaining interest rate						81.20%			81.20%
Intuitive Machines, Inc [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Noncontrolling interest, ownership percentage by parent						22.80%			22.80%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage						30.00%			30.00%
Accounts payable balance percentage												17.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage						25.00%			25.00%
Accounts payable balance percentage												13.00%
U.S. Federal [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Income tax benefit (in Dollars)											$ 23,000
Income tax expense (in Dollars)											$ 2,000
Stock Purchase Agreement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock amount (in Dollars)		$ 50,000,000
Common Class A [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Sale of Stock, Number of Shares Issued in Transaction (in Shares) | shares	4,705,883
Common stock, par value (in Dollars per share) | $ / shares			$ 0.0001			$ 0.0001			$ 0.0001
Common stock, issued (in Shares) | shares						22,237,988			22,237,988
Class C Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issuance of stock shares (in Shares) | shares				2,500,000	68,140,188
Common stock, par value (in Dollars per share) | $ / shares				$ 0.0001		$ 0.0001			$ 0.0001
Fair value (in Dollars)				$ 19,400,000
Common stock, issued (in Shares) | shares						70,909,012			70,909,012
Common Class B [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issuance of stock shares (in Shares) | shares					10,566
Common stock, par value (in Dollars per share) | $ / shares						$ 0.0001			$ 0.0001
Common stock, issued (in Shares) | shares						0			0
Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue percentage											83.00%	83.00%
Customer One [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage						52.00%	99.00%
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage									29.00%
Customer Two [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue percentage											35.00%	40.00%
Customer Two [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue percentage											14.00%	30.00%
Customer Two [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage									65.00%	81.00%
Customer Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage									23.00%		35.00%
Largest Customer Member [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage
Intuitive Machines, LLC [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage
Customer Three [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage									14.00%		14.00%
Customer Four [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage									13.00%
One major supplier [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total goods and services purchased											63.00%	42.00%
Major suppliers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage									10.00%
Supplier One [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage						4.00%	87.00%		23.00%	85.00%
Supplier One [Member] | Accounts Payable Benchmark [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage									16.00%		21.00%
Space Network Solutions, LLC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Income tax expense (in Dollars)											$ 0	$ 0
Earn-Out Liabilities [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Recognized change in fair value (in Dollars)									$ 61,100,000